Borrowings - Schedule of Long-Term Borrowings (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Car loans [Member]
Car loans
Current portion	$ 8,781	$ 7,479
Non-current portion		20,181
Total long-term	8,781	27,660
Bank loans [Member]
Car loans
Current portion		13,850
Non-current portion	96,264	96,948
Total long-term	$ 96,264	$ 110,798